SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-56846) UNDER
THE SECURITIES ACT OF 1933		[X]
PRE-EFFECTIVE AMENDMENT NO.		[ ]
POST-EFFECTIVE AMENDMENT NO. 151		[X]
and

REGISTRATION STATEMENT (NO. 811-2652) UNDER THE INVESTMENT COMPANY ACT
OF 1940
AMENDMENT NO. 152		[X]

VANGUARD INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on April 11, 2017, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post Effective Amendment No. 151 under the Securities Act of 1933, as amended (the “Securities
Act”) (Amendment No. 71 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N 1A (the “Registration Statement”) of Vanguard Index Funds (the
“Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 11, 2017, the pending effective date of the Trust’s 150th Post Effective
Amendment. By way of further background:

· Post Effective Amendment No. 149 was filed under Rule 485(a)(1) on December 23,2016, for the purposes of (1) adding Institutional Shares and Institutional Plus Shares of Vanguard 500 Index
Fund, a series of the Trust, and (2) effecting a number of non material editorial changes. Post
Effective Amendment 150 was filed on January 11, 2017 to add the expense ratios for the
Institutional Shares and Institutional Plus Shares of Vanguard 500 Index Fund. Post Effective
Amendment 150 originally requested that the Amendment become effective on March 13,
2017.

This Post Effective Amendment No. 151 incorporates by reference the information contained in Parts A,
B, and C of Post Effective Amendment No. 150 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 10th day of March, 2017.

VANGUARD INDEX FUNDS
BY:___________/s/ F. William McNabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	March 10, 2017
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	March 10, 2017
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	March 10, 2017
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	March 10, 2017
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	March 10, 2017
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	March 10, 2017
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	March 10, 2017
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	March 10, 2017
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	March 10, 2017
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	March 10, 2017
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	March 10, 2017
Thomas J. Higgins
*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.